Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of components of income (loss) before taxes	Income/(loss) before taxes

($ millions)	2021	2020	2019
Switzerland	680	(585)	(274)
Foreign	(262)	(50)	(58)
Total income/(loss) before taxes	418	(635)	(332)

Disclosure of components of current and deferred income tax expense
Current and deferred income tax (expense)/income

($ millions)	2021	2020	2019
Switzerland	(118)	(14)	(34)
Foreign	(116)	(105)	(168)
Current income tax expense	(234)	(119)	(202)
Switzerland	45	96	(246)
Foreign	147	127	124
Deferred tax income/(expense)	192	223	(122)
Total income tax (expense)/income	(42)	104	(324)

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2021		2020		2019
($ millions unless indicated otherwise)		%		%		%
Applicable tax rate	(39)	9.3%	98	15.4%	39	11.7%
Effect of disallowed expenditures	(10)	2.4%	(20)	(3.1)%	(23)	(6.9)%
Effect of equity-based compensation	(7)	1.7%	(5)	(0.8)%	(1)	(0.3)%
Effect of income taxed at reduced rates	1	(0.2)%	4	0.6%	2	0.6%
Effect of tax credits and allowances	9	(2.2)%	9	1.4%	7	2.1%
Effect of deductibility of a statutory expense in Switzerland(1)	38	(9.1)%	—	—%	—	—%
Effect of adjustments to contingent consideration and other liabilities	7	(1.7)%	17	2.7%	11	3.3%
Effect of option payments	(2)	0.5%	(6)	(0.9)%	(12)	(3.6)%
Effect of tax rate changes(2)	(3)	0.7%	10	1.6%	(342)	(103.0)%
Effect of changes in uncertain tax positions(3)	(39)	9.3%	(8)	(1.3)%	10	3.0%
Effect of other items	(3)	0.7%	(10)	(1.6)%	(2)	(0.6)%
Effect of prior year items	6	(1.4)%	15	2.4%	(13)	(3.9)%
Effective tax rate	(42)	10.0%	104	16.4%	(324)	(97.6)%
(1)Effect of deductibility of a statutory expense in Switzerland relates to an agreement for fiscal year 2021. It is uncertain whether Alcon will obtain a similar benefit in future years.
(2)Effect of tax rate changes in 2019 relates primarily to the adoption of the Swiss Tax Reform which resulted in a non-cash tax increase in tax expense of $304 million for the re-measurement of the Swiss deferred tax balances and a $31 million re-measurement of US deferred tax balances as a result of rate changes in the US following legal entity reorganizations executed related to the Spin-off.
(3)Effect of changes in uncertain tax positions in 2021 primarily relate to international transfer pricing and a partial reserve for the deductibility of a statutory expense in Switzerland.